SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table summarizes sales by geographic areas for the three months ended September 30, 2017 and 2016, respectively.

	For the three months ended
	September 30, 2017	September 30, 2016
United States	$25,274,990	$16,765,678
Jordan	2,249,807	1,975,403
Other countries	24,682	75,278
Total	$27,549,479	$18,816,359

The following table summarizes sales by geographic areas for the six months ended September 30, 2017 and 2016, respectively.

	For the six months ended
	September 30, 2017	September 30, 2016
United States	$46,339,490	$35,235,576
Jordan	2,307,165	2,009,548
Other countries	252,982	77,490
Total	$48,899,637	$37,322,614

The following table summarizes sales by geographic areas for the years ended March 31, 2017 and 2016, respectively.

	For the years ended
	March 31, 2017	March 31, 2016
United States	$55,778,784	$49,989,326
Jordan	5,968,607	2,361,908
Other countries	293,198	206,016
Total	$62,040,589	$52,557,250